Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2016
Prepaid expenses and other receivables
Prepaid expenses and other receivables

5Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Prepaid expenses	14,326	17,294	2,682
Tax receivables	548	798	124
Other receivables	4,634	6,320	980

Total prepaid expenses and other receivables	19,508	24,412	3,786

Other receivables mainly include advance payments to employees and rental deposits.